Share Capital (Details - Warrant activity) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Warrants outstanding, shares	50,922	501,259
Warrants issued, shares	0	35,738
Warrants expired, shares	35,660	414,036
Warrants exercised, shares	0	72,039
Warrants outstanding, shares	15,262	50,922
$4.50 exercise price [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, shares	0	137,889
Warrants issued, shares	0	0
Warrants expired, shares	0	113,369
Warrants exercised, shares	0	24,520
Warrants outstanding, shares	0	0
$7.20 exercise price [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, shares	0	344,080
Warrants issued, shares	0	0
Warrants expired, shares	0	296,561
Warrants exercised, shares	0	47,519
Warrants outstanding, shares	0	0
$9.00 exercise price [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, shares	50,922	19,291
Warrants issued, shares	0	35,738
Warrants expired, shares	35,660	4,107
Warrants exercised, shares	0	0
Warrants outstanding, shares	15,262	50,922